PROPERTY 10K	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
PROPERTY [Abstract]
PROPERTY
NOTE 8. PROPERTY

Property, plant and equipment consist of the following (in thousands):

	March 31, 2014	December 31, 2013
Land	$388	$382
Furniture and fixtures	562	553
Plant	15,012	14,582
Computer and software	1,502	1,437
Leasehold improvements	394	200
Machinery and equipment	15,740	14,557
Construction in progress	9,587	7,517
Property	43,185	39,228
Less accumulated depreciation	15,381	14,270
Property, net	$27,804	$24,958

Included in accounts payable at March 31, 2014, is $0.2 million related to amounts payable for capital expansion project additions.

NOTE 7. PROPERTY

Property consists of the following (in thousands):

	As of December 31,
	2013	2012	Estimated Useful Lives
Land	$382	$403
Furniture and fixtures	553	358	5-10 years
Plant	14,582	14,362	25-30 years, or life of lease
Computer and software	1,437	1,407	3-5 years
Leasehold improvements	200	189	3-7 years or life of lease
Machinery and equipment	14,557	15,053	5-10 years
Construction in progress	7,517	9,118
Subtotal	39,228	40,890
Less accumulated depreciation	14,270	12,433
Property, net	$24,958	$28,457

Our Lake Charles, Louisiana facility was built at a cost of $3.8 million to process rice bran from a rice milling company adjacent to the facility.  The facility is built on leased land which is owned by the rice milling company.  The facility was idled in May 2009 due to lack of orders.  We recorded a $2.3 million impairment loss on the facility in 2009.  The facility is not classified as held for sale due to potential alternative uses and because we are not aggressively marketing the property.  We evaluated, and continue to evaluate, alternate uses of the facility.  Depreciation on the facility has continued after the facility was idled.  As of December 31, 2013, the net book value of the idled facility included in property, net, was $1.0 million.

We also own equipment purchased in 2009 for use in the Lake Charles, Louisiana facility.  In 2013 and 2012, we recorded impairments of $0.3 million and $1.1 million on the Lake Charles equipment and the net carrying amount of this equipment at December 31, 2013 is $0.4 million.